Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term debt
Senior	99,142	112,123
Subordinated	18,197	20,342
Non-recourse liabilities from consolidated VIEs	15,450	14,532
Long-term debt	132,789	146,997
of which reported at fair value	63,343	64,774
Structured notes
Long-term debt
Long-term debt	34,321	36,639
Structured notes | Equity
Long-term debt
Long-term debt	21,946	23,761
Structured notes | Fixed income
Long-term debt
Long-term debt	6,072	6,559
Structured notes | Emerging markets
Long-term debt
Long-term debt	2,126	3,304
Structured notes | Credit
Long-term debt
Long-term debt	2,643	1,893
Structured notes | Other
Long-term debt
Long-term debt	1,534	1,122